Capital stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Capital stock

8. Capital stock and Additional paid-in capital

Captial stock

Preferred

Authorized: unlimited shares, no par value

Issued and fully paid: As of December 31, 2025, 333,333 shares

Ordinary

Authorized: unlimited shares, no par value

Issued and fully paid

	2025(1)	2024(1)	2023(1)

As of January 1	2,369,995	2,369,995	2,369,995
Issued during the year
As of December 31	2,369,995	2,369,995	2,369,995

(1)	All year results have been adjusted for the reverse stock split (15:1) effective March 10, 2025.

Additional paid-in capital

The company vested 40,000 Restricted Stock Units (RSUs) for CEO (Conglin, Deng) on December 31, 2025. Based on the closing price of $5.15 on that day, this value is $206,000 for compensation.

The company vested 12,000 RSUs for CFO (Wanhong, Tan) on December 30, 2025. Based on the closing price of $5.06 on that day, this value is $60,720 for compensation.